UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2368

Name of Registrant:	Vanguard Fixed Income Securities Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2004

Item 1:	Schedule of Investments

October 31, 2004
Vanguard Short-Term Federal Fund	Coupon		Maturity Date		Face Amount (000)	Market Value (000)
U.S. GOVERNMENT & AGENCY OBLIGATIONS (97.8%)

U.S. Government Securities (21.8%)
U.S. Treasury Note	5.875%		11/15/2004		$1,000	$1,001
U.S. Treasury Note	1.625%		2/28/2006		67,000	66,403
U.S. Treasury Note	2.00%		5/15/2006		16,000	15,903
U.S. Treasury Note	4.625%		5/15/2006		33,000	34,108
U.S. Treasury Note	4.375%		5/15/2007		73,000	75,954
U.S. Treasury Note	6.125%		8/15/2007		90,000	98,015
U.S. Treasury Note	5.625%		5/15/2008		11,000	11,983
U.S. Treasury Note	3.375%		12/15/2008		48,500	48,985
U.S. Treasury Note	3.875%		5/15/2009		75,000	77,086
U.S. Treasury Note	3.625%		7/15/2009		275,000	279,296

						708,734

Agency Bonds and Notes (61.6%)
Federal Farm Credit Bank*	3.875%		12/15/2004		10,000	10,023
Federal Home Loan Bank*	3.00%		8/15/2005		50,000	50,271
Federal Home Loan Bank*	6.875%		8/15/2005		5,000	5,177
Federal Home Loan Bank*	2.50%		11/15/2005		100,000	100,078
Federal Home Loan Bank*	2.375%		2/15/2006		90,000	89,819
Federal Home Loan Bank*	5.125%		3/6/2006		282,900	292,428
Federal Home Loan Bank*	2.50%		3/15/2006		16,000	15,986
Federal Home Loan Bank*	2.875%		9/15/2006		150,000	150,303
Federal Home Loan Bank*	4.875%		2/15/2007		10,000	10,440
Federal Home Loan Bank*	3.00%		4/15/2009		22,000	21,522
Federal Home Loan Mortgage Corp.*	6.875%		1/15/2005		20,000	20,196
Federal Home Loan Mortgage Corp.*	7.00%		7/15/2005		6,000	6,197
Federal Home Loan Mortgage Corp.*	5.50%		7/15/2006		129,000	135,036
Federal Home Loan Mortgage Corp.*	4.875%		3/15/2007		100,000	104,416
Federal Home Loan Mortgage Corp.*	2.875%		5/15/2007		100,000	99,845
Federal National Mortgage Assn.*	7.125%		2/15/2005		49,000	49,711
Federal National Mortgage Assn.*	5.25%		6/15/2006		30,000	31,233
Federal National Mortgage Assn.*	4.375%		10/15/2006		30,000	30,926
Federal National Mortgage Assn.*	5.00%		1/15/2007		139,000	145,301
Federal National Mortgage Assn.*	5.25%		4/15/2007		269,500	284,188
Federal National Mortgage Assn.*	5.75%		2/15/2008		50,000	53,967
Federal National Mortgage Assn.*	6.00%		5/15/2008		37,000	40,351
Guaranteed Export Trust (U.S. Government Guaranteed)	5.23%		5/15/2005	(1)	1,723	1,734
Oversees Private Investment Corp. (U.S. Government Guaranteed)	0.00%	(2)	5/15/2005		6,500	7,915
Overseas Private Investment Corp. (U.S. Government Guaranteed)	2.36%		8/15/2007	(1)	49,500	48,613
Overseas Private Investment Corp. (U.S. Government Guaranteed)	0.00%	(3)	9/20/2007		13,000	13,000
Overseas Private Investment Corp. (U.S. Government Guaranteed)	0.00%	(3)	9/20/2007		8,000	8,000
Overseas Private Investment Corp. (U.S. Government Guaranteed)	2.89%		12/15/2007	(1)	41,000	40,528
Overseas Private Investment Corp. (U.S. Government Guaranteed)	2.41%		6/15/2009	(1)	18,000	17,929
Private Export Funding Corp. (U.S. Government Guaranteed)	5.25%		5/15/2005		9,500	9,654
Private Export Funding Corp. (U.S. Government Guaranteed)	6.62%		10/1/2005		14,150	14,687
Private Export Funding Corp. (U.S. Government Guaranteed)	5.34%		3/15/2006		13,000	13,481
Private Export Funding Corp. (U.S. Government Guaranteed)	5.53%		4/30/2006		56,750	59,182
Private Export Funding Corp. (U.S. Government Guaranteed)	7.65%		5/15/2006		20,000	21,511

						2,003,648

Mortgage-Backed Securities (14.4%)
Federal Home Loan Mortgage Corp.*	3.50%		2/15/2013	(1)	16,245	16,372
Federal Home Loan Mortgage Corp.*	3.50%		12/15/2014	(1)	39,865	40,127
Federal Home Loan Mortgage Corp.*	3.699%		8/1/2033	(1)	10,135	10,074
Federal Home Loan Mortgage Corp.*	4.00%		1/15/2033	(1)	15,167	15,383
Federal Home Loan Mortgage Corp.*	5.50%		12/4/2006-11/1/2017	(1)	61,486	63,777
Federal Home Loan Mortgage Corp.*	6.00%		8/1/2005	(1)	876	885
Federal Home Loan Mortgage Corp.*	6.50%		9/1/2011	(1)	4,979	5,279
Federal Home Loan Mortgage Corp.*	7.50%		2/1/2008	(1)	1,401	1,470
Federal National Mortgage Assn.*	3.458%		10/1/2033	(1)	16,707	16,570
Federal National Mortgage Assn.*	3.597%		8/1/2033	(1)	15,178	15,149
Federal National Mortgage Assn.*	3.71%		7/1/2033	(1)	10,494	10,467
Federal National Mortgage Assn.*	3.711%		8/1/2033	(1)	6,382	6,366
Federal National Mortgage Assn.*	3.723%		6/1/2033	(1)	19,294	19,319
Federal National Mortgage Assn.*	3.742%		9/1/2033	(1	42,655	42,626
Federal National Mortgage Assn.*	3.81%		8/1/2033	(1)	20,269	20,287
Federal National Mortgage Assn.*	3.816%		9/1/2033	(1)	20,706	20,723
Federal National Mortgage Assn.*	3.843%		7/1/2033	(1)	20,131	20,377
Federal National Mortgage Assn.*	4.304%		6/1/2034	(1)	49,629	50,018
Federal National Mortgage Assn.*	4.334%		8/1/2034	(1)	14,661	14,750
Federal National Mortgage Assn.*	6.00%		11/1/2005-4/1/2017	(1)	22,555	23,671
Federal National Mortgage Assn.*	6.50%		10/1/2010-9/1/2016	(1)	40,087	42,605
Federal National Mortgage Assn.*	7.50%		5/14/2006-8/1/2015	(1)	2,755	2,935
Federal National Mortgage Assn.*	8.00%		10/1/2014-9/1/2015	(1)	8,190	8,750

						467,980

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $3,179,027)						3,180,362

					Shares

TEMPORARY CASH INVESTMENT (1.2%)

Vanguard Yorktown Liquidity Fund, 1.78%**
(Cost $38,169)					38,169,460	38,169

TOTAL INVESTMENTS (99.0%)
(Cost $3,217,196)						3,218,531

OTHER ASSETS AND LIABILITIES-NET (1.0%)						32,635

NET ASSETS (100%)						$3,251,166

  *The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action.
** Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2)Zero coupon redeemable at price above par. Yield to maturity is 5.91%.
(3) Zero coupon redeemable at price above par. Yield to maturity is 3.22%.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Yorktown Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At October 31, 2004, the cost of investment securities for tax purposes was $3,217,196,000. Net unrealized appreciation of investment securities for tax purposes was $1,335,000, consisting of unrealized gains of $14,836,000 on securities that had risen in value since their purchase and $13,501,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	December 14, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	December 14, 2004

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	December 14, 2004

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.